Schedule II - Valuation accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,006	$ 908	$ 785
Charged to Cost and Expenses	263	98	156
Charge-off Against Allowances	(526)	0	(33)
Balance at End of Period	$ 743	$ 1,006	$ 908